NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 20. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2024
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$917,904
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(7,547,154)	(1,581,474)	(2,130,804)	(4,165,937)	(358,742)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,234)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,797,760
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(2,742,154)	¥(1,581,474)	¥(16,210,804)	¥(11,620,640)	$(1,386,793)

	As of December 31, 2024
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$911,868
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,695,163)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(8,081,772)	(1,575,468)	(1,743,461)	(4,307,207)	(590,084)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,206)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,766,210
Total non-controlling interests	¥5,109,643	¥3,804,148	¥(3,276,772)	¥(1,575,468)	¥(15,823,461)	¥(11,761,910)	$(1,611,375)